LONG-TERM LOAN	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
11.	LONG-TERM LOAN

In July 2016, the Company entered into a loan facility agreement (“Original Facility Agreement”), pursuant to which the Company is entitled to draw down up to US$55,000. The maturity date of the loan facility is five years from the drawdown date. The arrangement fee of US$1,705 (equivalent to RMB11,559) incurred for the loan facilities was offset against loan liability and accounted for under the effective interest rate method. As of December 31, 2016, the Group has drawn down the facility in full and no principal was repaid. In September 2017, an amendment facility agreement (“Amendment Facility Agreement”) was entered, pursuant to which the maturity date was revised to five years from the amendment date and the aggregate of the facility commitments was amended to US$110,000. No other terms or conditions were changed. According to ASC 470-50, the Group concluded that the change resulted in debt modification rather than an extinguishment of debt.

As of December 31, 2017, the Group has drawn down the facility in full and US$10,000 of principal was repaid. The amount repayable within twelve months was reclassified to current liabilities. The interest rate of the facility is a flexible interest rate from 2.00% to 3.50% per annum, depending on the leverage ratio of Cayman, plus London Interbank Offered Rate. The interest rate for the outstanding loan as of December 31, 2017, was approximately 4.05%.

Management assessed no breach of its loan covenants for the year ended December 31, 2017. The loan facility is guaranteed by Rise IP, Rise HK, the WFOE and VIE. Further, the ordinary shares of certain subsidiaries of the Group were pledged as collateral for the loan facility. In addition, the Group maintained deposits held in a designated bank account as security for interest payments amounting to US$2,839 (equivalent to RMB18,472) as of December 31, 2017.

As of December 31, 2017, the loan principal will be due according to the following schedule:

US$
September 12, 2019	12,000,000
September 12, 2020	19,250,000
September 12, 2021	24,750,000
September 12, 2022	44,000,000
100,000,000

On March 12, 2018, principal amounting to US$12,000 was paid, after which, loan principal amounting to US$13,750, US$19,250, US$24,750 and US$30,250, respectively, will be due on September 12, 2019, September 12, 2020, September 12, 2021 and September 12, 2022, respectively.